AI Powered International Equity ETF
Schedule of Investments
August 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Argentina - 1.1%
360	Globant SA (a)	$63,929

	Australia - 3.3%
512	Atlassian Corporation plc - Class A (a)	98,182
700	Australia & New Zealand Banking Group, Ltd. - ADR	9,463
3,684	Mesoblast, Ltd. - ADR (a)	71,323
1,568	National Australia Bank, Ltd. - ADR	10,396
		189,364
	Belgium - 1.5%
233	Galapagos NV - ADR (a)	31,026
1,375	Materialise NV - ADR (a)	55,908
		86,934
	Canada - 38.0% ⧫
7,200	Alexco Resource Corporation (a)	22,248
1,089	Algonquin Power & Utilities Corporation	15,061
914	Aurinia Pharmaceuticals, Inc. (a)	13,555
12,605	Auryn Resources, Inc. (a)	24,580
1,140	B2Gold Corporation	7,684
2,052	Ballard Power Systems, Inc. (a)	34,063
1,650	Barrick Gold Corporation	48,923
132	BCE, Inc.	5,677
4,774	BlackBerry, Ltd. (a)	24,920
748	Brookfield Asset Management, Inc. - Class A	25,238
1,049	CAE, Inc. (a)	16,585
376	Canada Goose Holdings, Inc. (a)	9,208
462	Canadian National Railway Company	48,316
1,963	Canadian Natural Resources, Ltd.	38,612
146	Canadian Pacific Railway, Ltd.	43,169
1,491	Canadian Solar, Inc. (a)	48,443
1,635	Canopy Growth Corporation (a)	26,963
840	Canopy Growth Corporation (a)	13,877
2,220	Cascades, Inc.	23,607
2,744	Celestica, Inc. (a)	21,815
11	Constellation Software, Inc.	12,734
1,064	Descartes Systems Group, Inc. (a)	64,851
2,039	Dollarama, Inc.	79,600
1,597	Eldorado Gold Corporation (a)	18,238
13,136	EMX Royalty Corporation (a)	38,357
17,174	Enerplus Corporation	45,511
1,337	Fortis, Inc.	53,533
252	Franco-Nevada Corporation	37,921
305	Gildan Activewear, Inc. (a)	5,899
14,547	Hudbay Minerals, Inc.	65,170
6,039	IAMGOLD Corporation (a)	25,907
934	Imperial Oil, Ltd.	15,346
10,686	IMV, Inc. (a)	44,561
1,289	Kirkland Lake Gold, Ltd.	68,587
1,628	MAG Silver Corporation (a)	27,562
1,583	Methanex Corporation	35,304
8,453	New Pacific Metals Corporation (a)	40,892

1,067	Northland Power, Inc.	29,883
4,580	Novagold Resources, Inc. (a)	48,502
648	Nutrien, Ltd.	23,893
756	Open Text Corporation	34,307
711	Pan American Silver Corporation	25,710
620	Restaurant Brands International, Inc.	33,567
479	Royal Bank of Canada	36,462
489	Seabridge Gold, Inc. (a)	9,301
257	Shopify, Inc. - Class A (a)	274,070
1,457	SSR Mining, Inc. (a)	31,253
462	Sun Life Financial, Inc.	19,298
1,177	Suncor Energy, Inc.	18,867
10,020	SunOpta, Inc. (a)	67,986
727	TC Energy Corporation	33,922
2,166	Teck Resources, Ltd. - Class B	24,952
749	TFI International, Inc.	33,136
425	Thomson Reuters Corporation	32,457
4,742	Trillium Therapeutics, Inc. (a)	53,727
15,378	Trilogy Metals, Inc. (a)	32,294
20,749	Turquoise Hill Resources, Ltd. (a)	22,409
780	Wheaton Precious Metals Corporation	41,629
4,000	Yamana Gold, Inc.	24,779
258	Zymeworks, Inc. (a)	8,364
		2,153,285
	China - 0.8%
1,100	CanSino Biologics, Inc. - H Shares (a)	23,319
193	CNOOC, Ltd. - ADR	21,840
		45,159
	Denmark - 1.5%
174	Ascendis Pharma AS - ADR (a)	25,783
368	Novo Nordisk AS - ADR	24,303
882	Zealand Pharma AS - ADR (a)	33,754
		83,840
	Finland - 0.4%
5,142	Nokia Oyj - ADR	25,196

	France - 2.6%
633	Air Liquide SA - ADR	21,060
667	AXA SA - ADR	13,621
2,733	Danone SA - ADR	35,720
130	Ingenico Group SA	22,060
352	Sanofi - ADR	17,804
6,466	Sequans Communications SA - ADR (a)	38,925
		149,190
	Germany - 8.6%
15,802	Affimed NV (a)	54,517
89	Allianz SE	19,279
544	BioNTech SE - ADR (a)	33,320
196	Fresenius Medical Care AG & Company KGaA - ADR	8,306
1,757	Infineon Technologies AG	48,560
1,035	SAP SE - ADR	171,199
903	Siemens AG	124,634
600	Siemens Healthineers AG	27,280
		487,095

	Ireland - 0.9%
983	Amarin Corporation plc - ADR (a)	7,628
42	Jazz Pharmaceuticals plc (a)	5,644
81	Medtronic plc	8,705
593	Perrigo Company plc	31,014
		52,991
	Israel - 6.6%
1,307	AudioCodes, Ltd.	41,001
552	Biondvax Pharmaceuticals, Ltd. - ADR (a)	20,694
1,223	Camtek, Ltd. (a)	18,883
9,771	Cellcom Israel, Ltd. (a)	35,762
6,467	Ceragon Networks Ltd.	14,874
262	Check Point Software Technologies, Ltd. (a)	33,080
3,342	Compugen Ltd.	57,783
101	CyberArk Software, Ltd. (a)	11,161
284	Elbit Systems, Ltd.	38,149
576	Nova Measuring Instruments, Ltd.	30,574
4,183	Partner Communications Company, Ltd. - ADR (a)	17,736
3,900	RADA Electronic Industries, Ltd.	27,846
470	Radware, Ltd. (a)	12,182
43	Wix.com, Ltd.	12,669
		372,394
	Italy - 1.2%
3,345	Enel SpA - ADR	30,122
547	Eni SpA - ADR	10,174
5,903	Telecom Italia SpA - ADR	28,154
		68,450
	Japan - 8.8%
1,700	FUJIFILM Holdings Corporation	80,991
800	Hitachi, Ltd.	26,663
887	Honda Motor Company, Ltd. - ADR	22,689
797	LINE Corporation - ADR (a)	40,567
4,985	Mitsubishi UFJ Financial Group, Inc. - ADR	20,837
100	Nintendo Company, Ltd.	53,571
500	Nippon Telegraph & Telephone Corporation	11,384
727	ORIX Corporation - ADR	45,190
300	TDK Corporation	31,185
600	Tokio Marine Holdings, Inc.	27,701
1,060	Toyota Motor Corporation - ADR	140,376
		501,154

	Luxembourg - 1.0%
64	Eurofins Scientific SE	51,293
396	Tenaris SA - ADR	4,617
		55,910
	Netherlands - 3.2%
1,841	Akzo Nobel NV - ADR	60,808
13,095	Koninklijke KPN NV - ADR	34,407
578	Koninklijke Philips NV - NY	27,449
70	NXP Semiconductors NV	8,803
590	QIAGEN NV	30,066
661	Royal Dutch Shell plc - Class A - ADR	19,619
		181,152

	New Zealand - 0.1%
212	Spark New Zealand, Ltd. - ADR	3,443

	Norway - 0.3%
856	Telenor ASA - ADR	14,017

	Russia - 0.3%
259	Yandex NV - Class A (a)	17,672

	Singapore - 0.3%
253	DBS Group Holdings, Ltd. - ADR	15,534

	South Korea - 1.3%
254	Gravity Company, Ltd. - ADR	22,603
1,269	SK Telecom Company, Ltd. - ADR	29,149
978	Woori Financial Group, Inc. - ADR	21,056
		72,808
	Spain - 0.2%
1,756	Banco Bilbao Vizcaya Argentaria SA - ADR	5,075
1,714	Telefonica SA - ADR	6,770
		11,845
	Sweden - 0.9%
130	Spotify Technology SA (a)	36,681
1,243	Svenska Cellulosa AB SCA - ADR	15,997
		52,678
	Switzerland - 5.8%
570	CRISPR Therapeutics AG (a)	53,272
512	Logitech International SA	38,287
591	Nestle SA - ADR	71,160
121	Novartis AG - ADR	10,413
3,733	ObsEva SA (a)	10,602
2,873	Roche Holding AG - ADR	125,551
721	STMicroelectronics NV - NY	21,810
		331,095
	United Kingdom - 9.0%
4,324	Adaptimmune Therapeutics plc - ADR (a)	37,619
2,140	Amcor plc	23,668
2,020	AstraZeneca plc - ADR	113,120
475	Atlantica Sustainable Infrastructure plc	14,264
4,320	Barclays plc - ADR	25,143
828	Coca-Cola European Partners plc	34,080
400	Diageo plc - ADR	53,760
1,244	Fiat Chrysler Automobiles NV	13,721
1,060	GlaxoSmithKline plc - ADR	41,977
1,131	Liberty Global plc - Class C (a)	26,024
115	National Grid plc - ADR	6,495
1,640	Smith & Nephew plc - ADR	66,667
392	Unilever NV - NY	22,736
523	Unilever plc - ADR	31,160
		510,434
	United States - 1.7%
47	Eaton Corporation plc	4,799
1,230	Flex, Ltd. (a)	13,358
453	Horizon Therapeutics plc (a)	34,029
64	STERIS plc	10,217
965	Strongbridge Biopharma plc (a)	3,706
6,641	VBI Vaccines, Inc. (a)	28,291
		94,400

	TOTAL COMMON STOCKS (Cost $4,912,708)	5,639,969

	SHORT-TERM INVESTMENTS - 0.7%
37,148	First American Government Obligations Fund - Class X, 0.07% (b)	37,148
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,148)	37,148
	TOTAL INVESTMENTS - 100.1% (Cost $4,949,856)	5,677,117
	Liabilities in Excess of Other Assets - (0.1)%	(3,176)
	NET ASSETS - 100.0%	$5,673,941

	Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
⧫
To the extent the Fund invests significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

(b)	Annualized seven-day yield as of August 31, 2020.

Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

Assets^			Level 1	Level 2	Level 3	Total
Common Stocks			$5,498,380	$141,589	$-	$5,639,969
Short-Term Investments			37,148	-	-	37,148
Total Investments in Securities			$5,535,528	$141,589	$-	$5,677,117
^ See Schedule of Investments for breakout of investments by country.

The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following countries:
	Australia	$19,859
	France	$13,621
	Italy	$28,154
	Netherlands	$34,407
	Norway	$14,017
	Singapore	$15,534
	Sweden	$15,997
	Total Level 2 Common Stocks	$141,589

For the period ended August 31, 2020, the Fund did not recognize any transfers to or from Level 3.